Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of cash deposits held in global financial institutions. Cash equivalents, when held, consist of highly liquid investments with original maturities of three months or less at the time of acquisition. Cash that has restrictions upon its usage has been excluded from cash and cash equivalents. Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents and corporate debt securities. The Company maintains some cash and cash equivalents balances with financial institutions that are in excess of Federal Deposit Insurance Corporation insurance limits. As of December 31, 2024 and 2023, the Company had no cash equivalents.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Trade accounts receivable are recorded at the invoiced amount and interest is not billed to the customer. For financed device contracts with customers, which is included within trade accounts receivable and other assets, the Company imputes interest and records the imputed interest as a reduction to the related accounts receivable. Interest is recognized over the financed device payment term. The allowance for credit losses is the Company’s best estimate of the amount of expected credit losses in its existing accounts receivable. The Company bases its estimates on the aging of its accounts receivable balances, financial health of specific customers, regional economic data, changes in its collections process, regulatory requirements and its customers’ compliance with the Federal Communications Commission (“FCC”) rules.

Depending upon the type of account receivable, the Company’s allowance is calculated using a pooled basis using a percentage of related accounts, or a specific identification method. When a specific identification method is used, potentially uncollectible accounts due to bankruptcy or other issues are reviewed individually for collectability. Write-offs of accounts receivable balances occur when the Company deems the receivables are uncollectible. The Company does not have any off-balance-sheet credit exposure related to its customers.

A summary of activity in the allowance for credit losses for the years ended December 31, 2024 and 2023 is as follows (amounts in millions):

		Additions	Deductions
	Balance at	Charged to		Balance at
	beginning of	costs and	Write-offs net	end of
	year	expenses	of recoveries	year
2024	$5	4	(5)	4
2023	$4	5	(4)	5

Property and Equipment

Property and Equipment

Property and equipment is stated at depreciated cost less impairments, if any. Construction costs of facilities are capitalized. Construction in progress represents equipment, distribution facilities, fiber and other capital assets not yet placed in service on December 31, 2024 or 2023, that management intends to place in service when the assets are ready for their intended use. Depreciation is computed using the straight-line method based upon the shorter of the estimated useful lives of the assets or the lease term, if applicable.

Net property and equipment consists of the following:

	December 31,
	2024	2023

	amounts in millions
Land	$13	16
Buildings (25 years)	114	108
Telephony transmission equipment and distribution facilities (5-20 years)	899	832
Cable transmission equipment and distribution facilities (5-30 years)	156	118
Support equipment and systems (3-20 years)	128	112
Fiber optic cable systems (15-25 years)	130	128
Other (2-20 years)	87	72
Construction in progress	302	197
	1,829	1,583
Accumulated depreciation	(679)	(530)
Property and equipment, net	$1,150	1,053

Depreciation of property and equipment under finance leases is included in Depreciation and amortization expense in the combined statements of operations. Depreciation expense of $147 million and $166 million was recorded for the years ended December 31, 2024 and 2023, respectively.

Repairs and maintenance are charged to expense as incurred. Expenditures for major renewals and betterments are capitalized. Accumulated depreciation is removed and gains or losses are recognized at the time of sales or other dispositions of property and equipment.

Material interest costs incurred during the construction period of non-software capital projects are capitalized. Interest is capitalized in the period commencing with the first expenditure for a qualifying capital project and ending when the capital project is substantially complete and ready for its intended use. Capitalized interest costs were $10 million and $7 million for the years ended December 31, 2024 and 2023, respectively.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company periodically reviews the carrying amounts of its property and equipment and its intangible assets (other than goodwill and indefinite-lived intangible assets) to determine whether current events or circumstances indicate that such carrying amounts may not be recoverable. If the carrying amount of the asset group is greater than the expected undiscounted cash flows to be generated by such asset group, including its ultimate disposition, an impairment adjustment is to be recognized. Such adjustment is measured by the amount that the carrying value of such asset groups exceeds its fair value. The Company generally measures fair value by considering sale prices for similar asset groups or by discounting estimated future cash flows using an appropriate discount rate. Considerable management judgment is necessary to estimate the fair value of asset groups. Accordingly, actual results could vary significantly from such estimates. Asset groups to be disposed of are carried at the lower of their financial statement carrying amount or fair value less costs to sell.

Asset Retirement Obligations

Asset Retirement Obligations

The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred in Other liabilities in the combined balance sheets. When the liability is initially recorded, the Company capitalizes a cost by increasing the carrying amount of the related long-lived asset. In periods subsequent to initial measurement, changes in the liability for an asset retirement obligation resulting from revisions to either the timing or the amount of the original estimate of undiscounted cash flows are recognized. Over time, the liability is accreted to its present value each period, and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, the Company either settles the obligation for its recorded amount or incurs a gain or loss upon settlement.

The majority of the Company’s asset retirement obligations are the estimated cost to remove telephony transmission equipment and support equipment from leased property. The asset retirement obligation is in Other liabilities in the combined balance sheets. Following is a reconciliation of the beginning and ending aggregate carrying amounts of the liability for asset retirement obligations (amounts in millions):

Balance at December 31, 2022	$81
Liability incurred	1
Accretion expense	2
Liability settled	—
Balance at December 31, 2023	84
Liability incurred	1
Accretion expense	3
Liability settled	—
Balance at December 31, 2024	$88

Certain of the Company’s network facilities are on property that requires it to have a permit and the permit contains provisions requiring the Company to remove its network facilities in the event the permit is not renewed. The Company expects to continually renew its permits and therefore cannot reasonably estimate any liabilities associated with such agreements. A remote possibility exists that the Company would not be able to successfully renew a permit, which could result in it incurring significant expense in complying with restoration or removal provisions.

Intangible Assets

Intangible Assets

Internally used software, whether developed or purchased and installed as is, is capitalized and amortized using the straight-line method over an estimated useful life of three to five years. The Company capitalizes certain costs associated with internally developed software such as payroll costs of employees devoting time to the projects, external direct costs for materials and services, and interest costs incurred. Costs associated with internally developed software to be used internally are expensed until the point the project has reached the development stage. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. The capitalization of software requires judgment in determining when a project has reached the development stage.

The Company has Software as a Service (“SaaS”) arrangements which are accounted for as service agreements and are not capitalized. Internal and other third party costs for SaaS arrangements are capitalized or expensed in accordance with the internal use software guidance as discussed in the preceding paragraph.

Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values and reviewed for impairment upon certain triggering events. Intangible assets with estimable useful lives are being amortized over three to 25 year periods with a weighted-average life of 12 years.

Goodwill, cable certificates (certificates of convenience and public necessity) and other intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. Cable certificates represent agreements or authorizations with government entities that allow access to homes in cable service areas, including the future economic benefits of the right to solicit and service potential customers and the right to deploy and market new services to potential customers. Goodwill represents the excess of cost over fair value of net assets acquired in connection with a business acquisition. The Company’s annual impairment assessment of its indefinite-lived intangible assets is performed during the fourth quarter of each year.

The accounting guidance allows entities the option to perform a qualitative impairment test for goodwill. The entity may resume performing the quantitative assessment in any subsequent period. In evaluating goodwill on a qualitative basis, the Company reviews the business performance of each reporting unit and evaluates other relevant factors as identified in the relevant accounting guidance to determine whether it was more likely than not that an indicated impairment exists for any of its reporting units. The Company considers whether there are any negative macroeconomic conditions, industry specific conditions, market changes, increased competition, increased costs in doing business, management challenges, the legal environments and how these factors might impact company specific performance in future periods. As part of the analysis, the Company also considers fair value determinations for certain reporting units that have been made at various points throughout the current year and prior year for other purposes. If based on the qualitative analysis it is more likely than not that an impairment exists, the Company performs the quantitative impairment test.

The quantitative goodwill impairment test compares the estimated fair value of a reporting unit to its carrying value and to the extent the carrying value is greater than the fair value, the difference is recorded as an impairment in the combined statements of operations. Developing estimates of fair value requires significant judgments, including making assumptions about appropriate discount rates, perpetual growth rates, relevant comparable market multiples, public trading prices and the amount and timing of expected future cash flows. The cash flows employed in the Company’s valuation analyses are based on management’s best estimates considering current marketplace factors and risks as well as assumptions of growth rates in future years. There is no assurance that actual results in the future will approximate these forecasts.

The accounting guidance also permits entities to first perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset, other than goodwill, is impaired. The accounting guidance also allows entities the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to the quantitative impairment test. The entity may resume performing the qualitative assessment in any subsequent period. If the qualitative assessment supports that it is more likely than not that the carrying value of the Company’s indefinite-lived intangible assets, other than goodwill, exceeds its fair value, then a quantitative assessment is performed. If the carrying value of an indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Revenue Recognition

Revenue Recognition

Revenue is measured based on consideration specified in a contract with a customer and excludes any sales incentives and amounts collected on behalf of third parties. GCI Holdings recognizes revenue when it satisfies a performance obligation by transferring control of a product or service to a customer. Substantially all of GCI Holdings’ revenue is earned from services transferred over time. If at contract inception, GCI Holdings determines the time period between when it transfers a promised good or service to a customer and when the customer pays for that good or service is one year or less, it does not adjust the promised amount of consideration for the effects of a significant financing component.

Substantially all of GCI Holdings’ consumer customers have month-to-month contracts and can cancel at any time without significant penalty. The most common contractual term for our business customers ranges from one to five years. GCI Holdings’ business customer contracts can generally be canceled at any time but there is usually an early termination fee that can range from the equivalent of one month of service up to the remaining contractual amount due under the contract.

Certain of GCI Holdings’ customers have guaranteed levels of service. If an interruption in service occurs, GCI Holdings does not recognize revenue for any portion of the monthly service fee that will be refunded to the customer or not billed to the customer due to these service level agreements.

Taxes assessed by a governmental authority that are both imposed on, and concurrent with, a specific revenue-producing transaction that are collected by GCI Holdings from a customer, are excluded from revenue from contracts with customers.

Nature of Services and Products

Data

Data revenue is generated by providing data network access, high-speed internet services, and product sales. Monthly service revenue for data network access and high-speed internet services is billed in advance, recorded as deferred revenue on the balance sheet, and recognized as the associated services are provided to the customer. Internet service excess usage revenue is recognized when the services are provided. GCI Holdings recognizes revenue for product sales when a customer takes possession of the equipment. GCI Holdings provides telecommunications engineering services on a time and materials basis. Revenue is recognized for these services as-invoiced.

Wireless

Wireless revenue is generated by providing access to, and usage of GCI Holdings’ network by consumer, business, and wholesale carrier customers. Additionally, GCI Holdings generates revenue by selling wireless equipment such as handsets and tablets. In general, access revenue is billed in advance, recorded as deferred revenue on the balance sheet, and recognized as the associated services are provided to the customer. Equipment sales revenue associated with the sale of wireless devices and accessories is generally recognized when the products are delivered to and control transfers to the customer. Consideration received from the customer is allocated to the service and products based on stand-alone selling prices when purchased together.

New and existing wireless customers have the option to purchase certain wireless devices in installments over a period of up to 36 months. Under the Upgrade Now program, participating customers have the right to trade-in the original equipment for a new device after making the equivalent of 50% of total installment payments due provided their handset is in good working condition. Upon upgrade, the outstanding balance of the wireless equipment installment plan is exchanged for the used handset. GCI Holdings accounts for this upgrade option as a right of return with a reduction of Revenue and Operating expense for handsets expected to be upgraded based on historical data.

Other

Other revenue consists of video and voice revenue. Video revenue is generated primarily from residential and business customers that subscribe to GCI Holdings’ cable video plans. Video revenue is billed in advance, recorded as deferred revenue on the balance sheet, and recognized as the associated services are provided to the customer. GCI Holdings has announced that it plans to exit the video business in 2025, subject to regulatory approvals. Voice revenue is for fixed monthly fees for voice plans as well as usage based fees for long-distance service usage. Voice plan fees are billed in advance, recorded as deferred revenue on the balance sheet, and recognized as the associated services are provided to the customer. Usage based fees are recognized as services are provided.

Arrangements with Multiple Performance Obligations

Contracts with customers may include multiple performance obligations as customers purchase multiple services and products within those contracts. For such arrangements, revenue is allocated to each performance obligation based on the relative standalone selling price for each service or product within the contract. Standalone selling prices are generally determined based on the prices charged to customers.

Significant Judgments

Some contracts with customers include variable consideration and may require significant judgment to determine the total transaction price, which impacts the amount and timing of revenue recognized. GCI Holdings uses historical customer data to estimate the amount of variable consideration included in the total transaction price and reassess its estimate at each reporting period. Any change in the total transaction price due to a change in the estimated variable consideration is allocated to the performance obligations on the same basis as at contract inception. Any portion of a change in transaction price that is allocated to a satisfied or partially satisfied performance obligation is recognized as revenue (or a reduction in revenue) in the period of the transaction price change. Variable consideration has been constrained to reduce the likelihood of a significant revenue reversal.

Often contracts with customers include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment.

Judgment is required to determine the standalone selling price for each distinct performance obligation. Services and products are generally sold separately, which helps establish standalone selling price for services and products GCI Holdings provides.

Remaining Performance Obligations

The Company expects to recognize revenue in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of December 31, 2024 of $369 million in 2025, $223 million in 2026, $113 million in 2027, $27 million in 2028 and $21 million in 2029 and thereafter.

The Company applies certain practical expedients as permitted and does not disclose information about remaining performance obligations that have original expected durations of one year or less, information about revenue remaining from usage based performance obligations that are recognized over time as-invoiced, or variable consideration allocated to wholly unsatisfied performance obligations.

The Company excludes variable consideration from its remaining performance obligations that are unsatisfied for certain of its business data contracts that have an original expected duration of greater than one year. Such contracts are associated with GCI Holdings’ participation in the Rural Health Care (“RHC”) Program because the rates charged under those contracts are highly regulated by the FCC and must be approved annually. Beyond the variability in the rate to be determined annually, the RHC Program is also subject to funding caps that could potentially limit the amount of funding for the RHC Program, which would also reduce the amount of funding available to GCI Holdings. The RHC Program contracts typically have a term that ranges from three to five years.

Contract Balances

The Company had receivables of $193 million and $181 million at December 31, 2024 and 2023, respectively, the long-term portion of which are included in Other assets, net. The Company had deferred revenue of $33 million and $43 million at December 31, 2024 and 2023, respectively. The receivables and deferred revenue are only from contracts with customers. GCI Holdings’ customers generally pay for services in advance of the performance obligation and therefore these prepayments are recorded as deferred revenue. The deferred revenue is recognized as revenue in the accompanying combined statements of operations as the services are provided. Changes in the contract liability balance for the Company during 2024 was not materially impacted by other factors.

Assets Recognized from the Costs to Obtain a Contract with a Customer

Management expects that incremental commission fees paid to intermediaries as a result of obtaining customer contracts are recoverable and therefore the Company capitalizes them as contract costs.

Capitalized commission fees are amortized based on the transfer of goods or services to which the assets relate which typically range from two to five years, and are included in Operating expense (exclusive of depreciation and amortization).

The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that otherwise would have been recognized is one year or less. These costs are included in Operating expense (exclusive of depreciation and amortization).

Revenue from contracts with customers, classified by customer type and significant service offerings, is as follows:

	Years ended December 31,
	2024	2023

	amounts in millions
GCI Holdings
Consumer Revenue
Data	$246	245
Wireless	142	145
Other	44	45
Business Revenue
Data	457	412
Wireless	40	43
Other	11	14
Lease, grant, and revenue from subsidies	76	77
Total	$1,016	981

Government Assistance

Government Assistance

In current and prior years, the Company has been awarded, as either the recipient or subrecipient, federal government grants to construct broadband infrastructure to unserved and underserved communities in rural Alaska. During the years ended December 31, 2024 and 2023, the Company received approximately $54 million and $6 million, respectively, for grants awarded in current and/or prior years.

For accounting purposes, these grants are accounted for using a grant accounting model by analogy to International Accounting Standard 20, Accounting for Government Grants and Disclosure of Government Assistance. These grants were recorded as deferred revenue since the primary conditions for the receipt of the grant are the build out and operation of the broadband services over the established time frames, which range from 11 to 17 years for assets already placed in service and will be based on the property’s useful life for assets currently being constructed. During the years ended December 31, 2024 and 2023, revenue recorded in the combined financial statements was not material. Both short-term and long-term deferred revenue have been recorded for the amounts of the grants received, with approximately $3 million and $2 million recorded as short-term deferred revenue, and approximately $92 million and $41 million recorded as long-term deferred revenue, respectively, as of December 31, 2024 and 2023.

Advertising Costs

Advertising Costs

Advertising costs generally are expensed as incurred. Advertising costs aggregated $7 million and $5 million for the years ended December 31, 2024 and 2023, respectively. Advertising costs are reflected in the Operating expense (exclusive of depreciation and amortization) line item in our combined statements of operations.

Stock-Based Compensation

Stock-Based Compensation

As more fully described in note 9, Liberty Broadband may grant to employees of subsidiaries, restricted shares (“RSAs”), restricted stock units (“RSUs”) and options to purchase shares of parent company common stock (collectively, “Awards”). The Company measures the cost of employee services received in exchange for equity classified Awards (such as stock options, RSAs and RSUs) based on the grant-date fair value of the Awards, and recognizes that cost over the period during which the employee is required to provide service (usually the vesting period of the Awards). The Company measures the cost of employee services received in exchange for a liability classified Award based on the current fair value of the Award, and remeasures the fair value of the Award at each reporting date. The Company recognizes forfeitures as they occur.

Stock compensation expense was $13 million and $19 million for the years ended December 31, 2024 and 2023, respectively, and was included in Operating expense (exclusive of depreciation and amortization) in the accompanying combined statements of operations.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts and income tax bases of assets and liabilities and the expected benefits of utilizing net operating loss and tax credit carryforwards. The deferred tax assets and liabilities are calculated using enacted tax rates in effect for each taxing jurisdiction in which the Company operates for the year in which those temporary differences are expected to be recovered or settled. Net deferred tax assets are then reduced by a valuation allowance if the Company believes it more likely than not that such net deferred tax assets will not be realized. We consider all relevant factors when assessing the likelihood of future realization of our deferred tax assets, including our recent earnings experience by jurisdiction, expectations of future taxable income, and the carryforward periods available to us for tax reporting purposes, as well as assessing available tax planning strategies. The effect on deferred tax assets and liabilities of an enacted change in tax rates is recognized in the combined statements of operations in the period that includes the enactment date. Due to inherent complexities arising from the nature of our businesses, future changes in income tax law, tax sharing agreements or variances between our actual and anticipated operating results, we make certain judgments and estimates. Therefore, actual income taxes could materially vary from these estimates.

When the tax law requires interest to be paid on an underpayment of income taxes, the Company recognizes interest expense from the first period the interest would begin accruing according to the relevant tax law. Such interest expense is included in Interest expense in the accompanying combined statements of operations. Any accrual of penalties related to underpayment of income taxes on uncertain tax positions is included in Other, net in the accompanying combined statements of operations.

We recognize in our combined financial statements the impact of a tax position, if that position is more likely than not to be sustained upon an examination, based on the technical merits of the position.

Certain Risks and Concentrations

Certain Risks and Concentrations

GCI Holdings offers wireless and wireline telecommunication services, data services, video services, and managed services to customers primarily throughout Alaska. Because of this geographic concentration, growth of GCI Holdings’ business and operations depends upon economic conditions in Alaska.

GCI Holdings receives support from each of the various Universal Service Fund (“USF”) programs: rural health care, schools and libraries, high-cost, and lifeline. The programs are subject to change by regulatory actions taken by the FCC or legislative actions, therefore, changes to the programs could result in a material decrease in revenue that the Company has recorded. Historical revenue recognized from the programs was 42% and 39% of GCI Holdings’ revenue for the years ended December 31, 2024 and 2023, respectively. The Company had USF net receivables of $125 million at December 31, 2024. See note 11 for more information regarding the rural health care receivables.

Loss Contingencies

Loss Contingencies

Periodically, we review the status of all significant outstanding matters to assess any potential financial exposure. When it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated, we record the estimated loss in our combined statements of operations. We provide disclosure in the notes to the combined financial statements for loss contingencies that do not meet both these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying combined financial statements.

Pro Forma Earnings per Share

Pro Forma Earnings per Share

Unaudited pro forma earnings (loss) per common share is computed by dividing net earnings (loss) by 28.7 million common shares, which is the aggregate number of shares of Series A GCI Group common stock, Series B GCI Group common stock and Series C GCI Group common stock that would have been issued if the separation had occurred on December 31, 2024, based on the number of shares of each series of Liberty Broadband common stock outstanding as of December 31, 2024, in each case, multiplied by 0.20.

Year ended December 31,
2024
amounts in millions, except per share amounts
Net earnings (loss)	$70
Pro Forma shares outstanding	28.7
Unaudited pro forma net earnings (loss) per share	$2.44

Reclassifications

Reclassifications

Reclassifications have been made to the prior years’ combined financial statements to conform to the classifications used in the current year. Additionally, the Company has reclassified Operating expenses on the combined statement of operations to separately break out selling, general, and administrative expenses.

Estimates

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company considers (i) non-recurring fair value measurements of non-financial instruments and (ii) accounting for income taxes to be its most significant estimates.

Recently Adopted Accounting Pronouncements and Recent Accounting Pronouncements

Recently Adopted Accounting Pronoucements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, which is intended to improve reportable segment disclosure requirements, primarily through additional disclosures about significant segment expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this guidance for the year ended December 31, 2024 and has applied it retrospectively to all prior periods presented in the financial statements. See note 12 for segment disclosures.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires more detailed income tax disclosures. The guidance requires entities to disclose disaggregated information about their effective tax rate reconciliation as well as expanded information on income taxes paid by jurisdiction. The disclosure requirements will be applied on a prospective basis, with the option to apply them retrospectively. The effective date for the standard is for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is in the process of evaluating the impact of the new standard on the related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which expands disclosures about specific expense categories at interim and annual reporting periods. The standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is in the process of evaluating the impact of the new standard on the related disclosures.